LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 18, 2019 TO THE SUMMARY PROSPECTUS

AND STATUTORY PROSPECTUS OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B AND TO THE STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF EACH FUND LISTED IN SCHEDULE A

1)

For the funds in Schedule A and Schedule B, effective immediately, the penultimate paragraph in the section titled “Purchase and sale of fund shares” in the fund’s Summary Prospectus and Statutory Prospectus is hereby deleted and replaced in its entirety with the following:

Your Service Agent may impose higher or lower investment minimums.

2)

For the funds in Schedule A, effective October 18, 2019, the section titled “Sales Charges – Qualifying for a reduced Class A sales charge” or “Sales Charges – Qualifying for a reduced Class A or Class A2 sales charge” in the fund’s Statutory Prospectus is deleted in its entirety and replaced with the following, as applicable. References to Class A2 shares are only applicable to the funds in Schedule A marked with an asterisk.

Qualifying for a reduced Class A [or Class A2] sales charge

There are several ways you can combine multiple purchases of shares of funds or units of a Section 529 college savings plan (a “Section 529 plan”) sold by the distributor to take advantage of the breakpoints in the Class A [or Class A2] sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds or units of a Section 529 plan sold by the distributor that are eligible to be aggregated with your purchases. Account statements may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege – allows you to combine the current value of shares of the fund with shares of other funds or units of a Section 529 plan sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A [or Class A2] shares for purposes of calculating the initial sales charges.

If you hold fund shares or units of a Section 529 plan in accounts at two or more Service Agents, please contact your Service Agents to determine which shares or units may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent – allows you to purchase Class A [or Class A2] shares of funds or units of a Section 529 plan sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares or units had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount from among the levels of investment specified under “Amount of investment” in the chart above. Generally, purchases of shares of funds or units of a Section 529 plan sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares or units. In addition, you can include the current value of any eligible holdings toward your asset goal amount.

If you hold shares of funds or units of a Section 529 plan sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares or units may be credited toward your asset goal amount.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your asset goal amount. Please contact your Service Agent for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

3)

For the funds in Schedule A, effective October 18, 2019, the corresponding paragraph in the section titled “Sales Charge Waivers and Reductions for Class A and Class A2 Shares – Initial Sales Charge Waivers.” in the fund’s SAI is deleted in its entirety and replaced with the following.

There are several ways you can combine multiple purchases of Class A or Class A2 shares of funds or units of a Section 529 plan sold by the Distributor to take advantage of the breakpoints in the Class A or Class A2 shares sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase Fund shares, you must inform your Service Agent or the Fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds or units of a Section 529 plan sold by the Distributor that are eligible to be aggregated with your purchases. Account statements may be necessary in order to verify your eligibility for a reduced sales charge.

4)

For the funds in Schedule A, effective October 18, 2019, the corresponding disclosures in the section titled “Sales Charge Waivers and Reductions for Class A and Class A2 Shares – Accumulative Privilege.” in the fund’s SAI are deleted in their entirety and replaced with the following.

Accumulation Privilege. The Accumulation Privilege allows you to combine the current value of shares of the Fund with shares of other funds or units of a Section 529 plan sold by the Distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A or Class A2 shares, as applicable, for purposes of calculating the initial sales charges.

If you hold Fund shares or units of a Section 529 plan sold by the Distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares or units may be combined.

5)

For the funds in Schedule A, effective October 18, 2019, the corresponding paragraphs in the section titled “Sales Charge Waivers and Reductions for Class A and Class A2 Shares – Letter of Intent.” in the fund’s SAI are deleted in their entirety and replaced with the following.

Purchases of Class A and Class A2 shares or units of a Section 529 plan may be aggregated for purposes of calculating each breakpoint. You may purchase Class A shares or Class A2 shares of funds or units of a Section 529 plan sold by the Distributor over a 13-month period and pay the same sales charge, if any, as if all shares or units had been purchased at once.

Eligible Fund Purchases. Generally, any shares of a fund or units of a Section 529 plan sold by the Distributor may be credited towards your asset goal amount. Shares of money market funds acquired by exchange from other funds offered with a sales charge and sold by the Distributor may be credited toward your asset goal amount. The eligible funds may change from time to time. Investors should check with their Service Agent to see which funds or Section 529 plans may be eligible.

SCHEDULE A

Fund	Date of Summary Prospectus, Statutory Prospectus and SAI

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund*	May 22, 2019
ClearBridge Small Cap Fund*	March 1, 2019/May 22, 2019
ClearBridge Value Trust	March 1, 2019/May 22, 2019
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2019
BrandywineGLOBAL – Diversified US Large Cap Value Fund*	February 1, 2019
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2019
BrandywineGLOBAL – Global Flexible Income Fund*	April 29, 2019
BrandywineGLOBAL – Global High Yield Fund	February 1, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund*	April 29, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)*	March 23, 2019
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2019
BrandywineGLOBAL – International Opportunities Bond Fund	April 29, 2019
Martin Currie Emerging Markets Fund*	February 1, 2019
Martin Currie International Unconstrained Equity Fund*	September 28, 2018
QS Global Market Neutral Fund*	February 1, 2019
QS International Equity Fund*	February 1, 2019
QS Strategic Real Return Fund*	February 1, 2019
QS U.S. Small Capitalization Equity Fund*	April 29, 2019
RARE Global Infrastructure Value Fund*	February 1, 2019

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2018
ClearBridge All Cap Value Fund	February 1, 2019
ClearBridge Appreciation Fund	March 1, 2019
ClearBridge Dividend Strategy Fund	April 29, 2019
ClearBridge International Small Cap Fund*	February 1, 2019
ClearBridge International Value Fund	March 1, 2019
ClearBridge Large Cap Growth Fund	March 31, 2019
ClearBridge Large Cap Value Fund*	March 1, 2019
ClearBridge Mid Cap Fund	March 1, 2019
ClearBridge Mid Cap Growth Fund*	March 1, 2019
ClearBridge Select Fund*	March 1, 2019
ClearBridge Small Cap Growth Fund	March 1, 2019
ClearBridge Small Cap Value Fund	February 1, 2019
ClearBridge Sustainability Leaders Fund*	March 1, 2019
ClearBridge Tactical Dividend Income Fund*	March 1, 2019
QS Conservative Growth Fund	June 1, 2019
QS Defensive Growth Fund	June 1, 2019
QS Global Dividend Fund*	February 1, 2019
QS Global Equity Fund	March 1, 2019
QS Growth Fund	June 1, 2019
QS Moderate Growth Fund	June 1, 2019
QS U.S. Large Cap Equity Fund	March 31, 2019

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund*	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019

Fund	Date of Summary Prospectus, Statutory Prospectus and SAI
Western Asset Income Fund	November 30, 2018
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Backed Securities Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 30, 2018
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 30, 2018
Western Asset Short Duration Municipal Income Fund*	June 28, 2018
Western Asset Short-Term Bond Fund	April 29, 2019

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund*	September 28, 2018
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 28, 2018
Western Asset Macro Opportunities Fund*	March 1, 2019
Western Asset Total Return Unconstrained Fund*	September 28, 2018

SCHEDULE B

Fund	Date of Summary Prospectus and Statutory Prospectus

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 28, 2018

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2018
Western Asset Institutional Liquid Reserves	December 27, 2018
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2018
Western Asset Institutional U.S. Treasury Reserves	December 27, 2018
Western Asset Select Tax Free Reserves	December 27, 2018

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2018
Western Asset New York Tax Free Money Market Fund	December 27, 2018
Western Asset Prime Obligations Money Market Fund	December 27, 2018
Western Asset Tax Free Reserves	December 27, 2018
Western Asset U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2018
Western Asset Premium U.S. Treasury Reserves	December 27, 2018

Please retain this supplement for future reference.

LMFX552166

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